OTHER NOTES TO THE ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER NOTES TO THE ACCOUNTS
Schedule of remuneration of executive officers (including Non-Executive Directors)

	2023	2022	2021
	$ million	$ million	$ million
Short-term employee benefits	21	17	16
Share-based payments expense	9	10	7
Pension and post-employment benefit entitlements	1	2	1
	31	29	24